Borrowings - Short-term Borrowings and Long-term Borrowings (with Original Maturities of More Than One Year) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2019	Apr. 01, 2018	Mar. 31, 2018
Disclosure of detailed information about borrowings [line items]
Borrowings	¥ 12,167,858	¥ 10,652,481	¥ 10,652,481
Liabilities associated with securitization transactions [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	1,231,447		1,204,722
Lease obligations [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	30,379		9,166
Subordinated borrowings [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	273,819		279,749
Unsubordinated borrowings [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	¥ 10,632,213		¥ 9,158,844